Stockholders' Equity (Deficit) and Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Dec. 31, 2011	Sep. 25, 2014	Apr. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Common stock authorized	500,000,000	100,000,000
Number of Shares outstanding	4,588,000	4,695,000
Capitalized software development costs excluded from stock based compensation	$ 235,000	$ 273,000	$ 100,000
Common stock shares issued	31,431,000	5,301,000
Common stock warrant exercisable price							$ 5.70
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Restricted common stock shares issued		67,000	89,000
Common Stock Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Common stock shares issued			13,000
Common stock warrant exercisable price			$ 5.70
Common stock warrant expiration date	Apr. 30, 2022
Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Weighted-average grant date fair value of options granted		$ 5.70
Restricted common stock shares issued				220,000
Compensation expense over the vesting period				1,200,000
Stock reclassified amount			2,000		2,000
Shares vested during the period			90,000		67,000
Restricted Stock Award [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Repurchase of unvested shares of common stock price				$ 0.00143
Restricted Stock Award [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Repurchase of unvested shares of common stock price				$ 0.855
Common Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Weighted-average grant date fair value of options granted	$ 9.72	$ 6.84	$ 3.09
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Shares vested during the period	0
Percentage of service condition met	25.00%
The total stock-based compensation expense expected to be recorded	10,500,000	0
Weighted average period of RSU	3 years 3 months 18 days
Number of RSUs expected to vest	905,000
Aggregate intrinsic value of RSUs expected to vest	30,400,000
RSUs [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Period of service condition met	1 year
RSUs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Period of service condition met	4 years
2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares available for issuance	0
2007 Equity Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Shares outstanding	4,400,000
2007 Equity Incentive Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Shares outstanding	1,300,000
2014 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Percentage of common stock outstanding						5.00%
2014 Stock Option and Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares available for issuance						1,973,551
Number of Shares outstanding	140,000
2014 Stock Option and Incentive Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Shares outstanding	35,000
2007 and 2014 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Unrecognized compensation costs	$ 10,400,000
Unrecognized compensation costs, weighted average period	2 years 9 months 18 days